Long-term debt and convertible promissory notes (Details Narrative)															1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 29, 2025 USD ($) Integer	Mar. 03, 2025 USD ($) Integer	Dec. 02, 2024 USD ($) Integer	Oct. 22, 2024 USD ($) Integer	Aug. 28, 2024 USD ($) Integer	Jun. 13, 2024 USD ($) Integer	Feb. 23, 2024 USD ($) Integer	Jan. 12, 2024 USD ($) Integer	Mar. 24, 2023 USD ($) Integer	Feb. 03, 2023 USD ($) Integer	Nov. 23, 2022 USD ($) Integer	Oct. 03, 2022 USD ($) Integer	Jul. 14, 2022 USD ($) Integer	Jun. 22, 2020 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Jan. 31, 2023 USD ($) shares
Short-Term Debt [Line Items]
Debt instrument, maturity date																				Jan. 31, 2024
Note principal balance															$ 40,922			$ 40,922		$ 32,400
Long term payable															32,400			32,400		32,400	$ 32,400
Current portion of notes payable															8,522			8,522		0
Accrued interest																		2,729		2,729
Debt discount															$ 0	$ 0		0	$ 0
Debt instrument unamortized discount																		26,250	26,000
Amortization of debt discount																		$ 25,049	$ 9,176
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Note principal balance																				32,400	32,400
Accrued interest																				2,193	2,729
SBA's Economic Injury Disaster Loan Program [Member]
Short-Term Debt [Line Items]
Fee amount														$ 100
Proceeds from loans originations														$ 32,300
Line of credit facility interest rate during period														3.75%
Debt instrument term														30 years
Debt instrument periodic payment														$ 158
Premium Finance Agreement [Member]
Short-Term Debt [Line Items]
Interest rate, percentage															13.20%	13.20%	12.70%	13.20%	13.20%
Debt instrument periodic payment															$ 2,903	$ 2,903	$ 2,909
Note principal balance																					0
Insurance policy premiums															$ 33,500	33,500	$ 33,500
Insurance policy premiums description															one-year policy period		one
Insurance financed															$ 24,750	$ 24,750	$ 24,850
July 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value													$ 45,138								1,806
Interest rate, percentage													8.00%
Original issue discount													$ 10,138
Debt instrument, maturity date													Jul. 14, 2023
Debt instrument, convertible threshold days | Integer													180
Common stock conversion, percentage													75.00%
Debt instrument, convertible, threshold trading days | Integer													10
Conversion of principal and interest																					$ 30,138	$ 15,000
Debt conversion on convertible shares | shares																					360,675	205,198
Principal and interest total amount																					$ 0	$ 30,138
October 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value												$ 45,138									1,806
Interest rate, percentage												8.00%
Original issue discount												$ 10,138
Debt instrument, maturity date												Oct. 03, 2023
Debt instrument, convertible threshold days | Integer												180
Common stock conversion, percentage												75.00%
Conversion of principal and interest																					$ 45,138
Debt conversion on convertible shares | shares																					1,102,975
Principal and interest total amount																					$ 0
November 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value											$ 51,108										2,044
Interest rate, percentage											8.00%
Original issue discount											$ 11,219
Debt instrument, maturity date											Nov. 23, 2023
Debt instrument, convertible threshold days | Integer											180
Common stock conversion, percentage											75.00%
Debt instrument, convertible, threshold trading days | Integer											10
Conversion of principal and interest																					$ 51,108
Debt conversion on convertible shares | shares																					1,477,693
Principal and interest total amount																					$ 0
February 2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value										$ 48,675											1,947
Interest rate, percentage										8.00%
Original issue discount										$ 4,425
Debt instrument, maturity date										Feb. 02, 2024
Debt instrument, convertible threshold days | Integer										180
Common stock conversion, percentage										75.00%
Debt instrument, convertible, threshold trading days | Integer										10
Conversion of principal and interest																					$ 48,675
Debt conversion on convertible shares | shares																					1,131,880
Principal and interest total amount																					$ 0
Fee amount										$ 4,250
March 2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value									$ 48,675												1,945
Interest rate, percentage									8.00%
Original issue discount									$ 4,425
Debt instrument, maturity date									Mar. 24, 2024
Debt instrument, convertible threshold days | Integer									180
Common stock conversion, percentage									75.00%
Debt instrument, convertible, threshold trading days | Integer									10
Conversion of principal and interest																					$ 48,675
Debt conversion on convertible shares | shares																					1,593,694
Principal and interest total amount																					$ 0
Fee amount									$ 4,250
January 12, 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value								$ 110,000
Interest rate, percentage								8.00%
Original issue discount								$ 10,000													15,000
Debt instrument, maturity date								Mar. 24, 2024
Debt instrument, convertible threshold days | Integer								180
Common stock conversion, percentage								75.00%
Debt instrument, convertible, threshold trading days | Integer								10
Fee amount								$ 5,000
Note balance																					$ 95,000
January 2024 Note [Member]
Short-Term Debt [Line Items]
Conversion of principal and interest																				$ 110,000
Debt conversion on convertible shares | shares																				867,389
Principal and interest total amount																				$ 0
February 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value							$ 126,000
Interest rate, percentage							10.00%
Original issue discount							$ 21,000
Debt instrument, maturity date							Nov. 30, 2024
Common stock conversion, percentage							65.00%
Debt instrument, convertible, threshold trading days | Integer							10
Fee amount							$ 5,000
Note balance																				0
Repayment of notes																				126,000
June 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value						$ 126,000
Interest rate, percentage						10.00%
Original issue discount						$ 21,000														2,846
Debt instrument, maturity date						Mar. 15, 2025
Common stock conversion, percentage						65.00%
Debt instrument, convertible, threshold trading days | Integer						10
Fee amount						$ 5,000
Note balance															0			$ 0		18,274
Repayment of notes																		21,120		58,080
August 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value					$ 67,200
Interest rate, percentage					10.00%
Original issue discount					$ 11,200															7,443
Debt instrument, maturity date					May 30, 2025
Common stock conversion, percentage					65.00%
Debt instrument, convertible, threshold trading days | Integer					10
Conversion of principal and interest																		24,640
Fee amount					$ 6,000
Note balance															0			0		59,757
Repayment of notes																		49,280
October 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value				$ 97,200
Interest rate, percentage				10.00%
Original issue discount				$ 16,200											7,189			7,189		14,221
Debt instrument, maturity date				Jul. 30, 2025
Common stock conversion, percentage				65.00%
Debt instrument, convertible, threshold trading days | Integer				10
Fee amount				$ 6,000
Note balance															36,551			36,551		82,979
Repayment of notes																		53,640
December 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value			$ 67,200
Interest rate, percentage			10.00%
Original issue discount			$ 11,200												8,270			8,270		13,604
Debt instrument, maturity date			May 30, 2025
Common stock conversion, percentage			65.00%
Debt instrument, convertible, threshold trading days | Integer			10
Fee amount			$ 6,000
Note balance															58,930			58,930		$ 53,596
March 2025 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value		$ 61,600
Interest rate, percentage		8.00%
Original issue discount		$ 11,600													9,256			9,256
Debt instrument, maturity date		Dec. 15, 2025
Common stock conversion, percentage		75.00%
Debt instrument, convertible, threshold trading days | Integer		10
Note balance															52,344			52,344
April 2025 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 89,650
Interest rate, percentage	8.00%
Original issue discount	$ 14,650														14,600			14,600
Debt instrument, maturity date	Feb. 15, 2026
Common stock conversion, percentage	75.00%
Debt instrument, convertible, threshold trading days | Integer	10
Note balance															$ 75,050			$ 75,050